Expense Example - Alger Mid Cap Growth Institutional Fund - Alger Mid Cap Growth Institutional Fund Class Z-2	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,254